STOCKHOLDERS' EQUITY (Details) - USD ($)		1 Months Ended																	3 Months Ended					6 Months Ended		12 Months Ended
	Nov. 11, 2019	Jun. 30, 2020	May 31, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Apr. 30, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	May 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Jun. 30, 2020	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2011
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares)		3,750		1,563	1,563		625	1,563				1,875					10,625						11,010
Stock Issued During Period, Value, Issued for Services		$ 22,800		$ 11,500	$ 11,500		$ 4,400	$ 15,000				$ 26,600					$ 174,800		$ 42,509	$ 38,000	$ 26,600		$ 43,664			$ 46,000	$ 1,843,664
Debt Conversion, Converted Instrument, Shares Issued (in Shares)									3,907	25,000	8,394		24,792	8,190
Debt Conversion, Original Debt, Amount									$ 25,000	$ 160,000	$ 53,723		$ 158,667	$ 52,416										$ 767,160	$ 238,723	238,723	211,083
Stock Issued During Period, Shares, Other (in Shares)	9,375						9,375
Stock Issued During Period, Value, Other	$ 93,750						$ 93,750
Proceeds from Issuance of Common Stock																										$ 0	$ 47,000
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture (in Shares)													27,728		152,971
Shares Issued, Value, Share-based Payment Arrangement, before Forfeiture													$ 349,602		$ 1,914,831
Stockholders' Equity, Other Shares (in Shares)			24
2019 Plan [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares)					1,875
Stock Issued During Period, Value, Issued for Services					$ 15,000
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture (in Shares)					3,098	31,250
Shares Issued, Value, Share-based Payment Arrangement, before Forfeiture					$ 25,000	$ 221,400
Immediate Family Member of Management or Principal Owner [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																												$ 25,000
Employee [Member] | 2019 Plan [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture (in Shares)			3,438		3,125
Shares Issued, Value, Share-based Payment Arrangement, before Forfeiture			$ 25,930		$ 24,750
Amortization of ESOP Award			$ 6,322																					$ 8,251
Restricted Stock [Member] | One of Directors, Dr. Kevin Doody [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares)																94,375						93,750,000,000
Stock Issued During Period, Value, Issued for Services																$ 1,540,000						$ 1,530,000
Investors [Member] | Convertible Debt [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Proceeds from Issuance of Common Stock																							$ 47,000
Investors [Member] | Principal [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)																							8,125
Management and Board Members [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture (in Shares)																		37,500
Shares Issued, Value, Share-based Payment Arrangement, before Forfeiture																		$ 138,000
Private Placement [Member] | Restricted Stock [Member] | Immediate Family Member of Management or Principal Owner [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)																4,688
Proceeds from Issuance or Sale of Equity																$ 30,000